Equity - Summary of Classes of Share Capital - Treasury Shares (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 75,190	$ 74,214
Balance at end of year	$ 80,040	$ 75,190	$ 74,214
Treasury shares [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	2.9	0.4
Purchase of shares, Number of shares	110.6	148.3
Sale of shares, Number of shares	(111.4)	(145.8)
Ending balance, Number of shares	2.1	2.9	0.4
Balance at beginning of year	$ (176)	$ (31)	$ (49)
Purchase of shares, Amount	(8,295)	(9,654)	(5,769)
Sale of shares, Amount	8,327	9,509	5,787
Balance at end of year	$ (144)	$ (176)	$ (31)
Treasury shares [member] | Preferred shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.3	0.2
Purchase of shares, Number of shares	5.2	7.3
Sale of shares, Number of shares	(5.2)	(7.2)
Ending balance, Number of shares	0.3	0.3	0.2
Balance at beginning of year	$ (7)	$ (5)	$ (3)
Purchase of shares, Amount	(129)	(175)	(115)
Sale of shares, Amount	129	173	113
Balance at end of year	$ (7)	$ (7)	$ (5)